Stockholders' Equity (Deficit) - Common Stock Issued to Executives - RSU Activity (Details) - Restricted common stock	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Shares
Unvested as on beginning of the period (Shares) | shares	29,322
Vested (Shares) | shares	(20,322)
Repurchased (Shares) | shares	(6,417)
Unvested as on End of the period (Shares) | shares	2,583
Weighted-Average Grant Date Fair Value
Unvested as on beginning of the period ($ per share) | $ / shares	$ 2.9
Vested ($ per shares) | $ / shares	2.9
Repurchased ($ per shares) | $ / shares	2.9
Unvested as on End of the period ($ per share) | $ / shares	$ 2.9